INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Consideration for acquisition of assets (Details)		6 Months Ended
	Dec. 11, 2020 USD ($)	Dec. 31, 2020 USD ($) installment
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Consideration for acquisition of assets. Current		$ 800,000
Consideration for acquisition of assets, non-current		7,637,972
Additional payments for obtaining Chinese import clearance for HB4 Soy or achieving penetration of this technology in a minimum number of planted hectares		$ 2,000,000
Number of quarterly installments for additional payments for obtaining Chinese import clearance for HB4 Soy or achieving penetration of this technology in a minimum number of planted hectares | installment		4
Post-closing payments as reimbursement of costs		$ 1,000,000
Number of monthly installments for post-closing payments as reimbursement of costs | installment		5
Royalty Payments as Percentage of Soy Technology Revenues	6.00%
Aggregate Royalty Payments, Maximum	$ 10,000,000